Average Annual Total Returns		12 Months Ended	14 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	15.19%
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	9.83%
Performance Inception Date	Oct. 18, 2024
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	9.83%
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	7.51%